Share-based payments (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Share-based payment expense	$ 2,113,151	$ 3,650,976	$ 4,521,598	$ 2,365,384	$ 1,546,983
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Options exercise price			$ 0.01
Top of range [member]
IfrsStatementLineItems [Line Items]
Options exercise price			$ 6.73